Related-Party Transactions (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions
Payable to affiliate	$ 400,000	$ 400,000
Virtu Financial, Inc.
Related Party Transactions
Payable to affiliate		14,000
Virtu Financial, Inc. | Affiliates
Related Party Transactions
Payable to affiliate		$ 14,000	$ 0